Commitments and Contingencies (Details) - Schedule of UMB minimum royalty payments	12 Months Ended
Dec. 31, 2021 USD ($)
Payment One [Member]
Commitments and Contingencies (Details) - Schedule of UMB minimum royalty payments [Line Items]
Year	Prior to First Commercial Sale
Payment
Payment Two [Member]
Commitments and Contingencies (Details) - Schedule of UMB minimum royalty payments [Line Items]
Year	Year of First Commercial Sale
Payment
Payment Three [Member]
Commitments and Contingencies (Details) - Schedule of UMB minimum royalty payments [Line Items]
Year	First calendar year following the First Commercial Sale
Payment	$ 25,000
Payment Four [Member]
Commitments and Contingencies (Details) - Schedule of UMB minimum royalty payments [Line Items]
Year	Second calendar year following the First Commercial Sale
Payment	$ 25,000
Payment Five [Member]
Commitments and Contingencies (Details) - Schedule of UMB minimum royalty payments [Line Items]
Year	Third calendar year following the First Commercial Sale
Payment	$ 100,000